Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Net loss attributable to The9 Limited		¥ (176,510,501)	¥ (593,781,589)	¥ (304,828,354)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise			1,039,832	84,059
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests		(176,517,561)	(339,948,706)	(304,671,888)
Additional paid-in capital
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise			436,128	75,563
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares	[1]	¥ (7,060)	¥ 253,396,755	¥ 80,903

[1]	In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares ("SBPS") from total shares of Red 5.